Note 7 - Goodwill (Details) - Goodwill Activity In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended					12 Months Ended		12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 P and C Segment [Member] CNY	Dec. 31, 2013 P and C Segment [Member] CNY	Dec. 31, 2010 P and C Segment [Member] CNY	Dec. 31, 2013 Life Segment [Member] CNY	Dec. 31, 2010 Life Segment [Member] CNY	Dec. 31, 2011 Claims Adjusting Segment [Member] CNY	Dec. 31, 2010 Claims Adjusting Segment [Member] CNY	Dec. 31, 2011 Datong Segment [Member] CNY	Dec. 31, 2010 Datong Segment [Member] CNY
Goodwill [Line Items]
Balance as of		$ 12,976	78,553	78,553	1,154,373		61,653	983,007	16,900	16,900		38,077		116,389
Addition for acquisitions	41,274					41,274
Addition for contingent considerations	70,000												70,000
Disposal of Datong	(186,389)												(186,389)
Impairment loss	(1,000,705)					(962,628)					(38,077)